Deposits and other assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deposits And Other Assets Details Narrative
Maintenance deposits, net of reimbursements	$ (17,025)	$ 17,695